Taxes (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of components of the benefit of (provision for) income taxes
	For the six months ended June 30, 2021	For the six months ended June 30, 2022	For the six months ended June 30, 2022
	RMB	RMB	USD
Current	(835,315)	(286,789)	(42,732)
Deferred	1,749,318	1,023,038	152,433
Benefit of income taxes	914,003	736,249	109,701

Schedule of components of deferred tax assets and liabilities
	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB	USD
Deferred tax assets:
Allowance for doubtful accounts	142,316	142,316	21,205
Impairment loss from inventories	1,014,527	—	—
Net operating loss carryforwards	11,086,999	13,756,980	2,049,793
Less :valuation allowance	(12,101,526)	(13,756,980)	(2,049,793)
Deferred tax assets, net	142,316	142,316	21,205
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	5,396,459	4,528,405	674,733
Total deferred tax liabilities, net	5,254,143	4,386,089	653,528

Schedule of taxes payable
	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB	USD
VAT taxes payable	168,384	467,114	69,600
Income taxes payable	6,217,156	5,760,846	858,367
Other taxes payable	39,206	494,632	73,700
Totals	6,424,746	6,722,592	1,001,668